Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Compensation Committee approves equity award grants to our executives from time to time. We do not have, nor do we plan to establish, any program, plan or practice to time equity award grants in coordination with releasing material non-public information.
Award Timing, How MNPI Considered [Text Block]	We do not have, nor do we plan to establish, any program, plan or practice to time equity award grants in coordination with releasing material non-public information.